Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014
Available-for-sale Securities | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	$ 34,147
Valuation Technique	Matrix pricing
Available-for-sale Securities | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	521,199
Valuation Technique	Matrix pricing
Available-for-sale Securities | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	5,212,561
Valuation Technique	Matrix pricing
Available-for-sale Securities | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	24,649
Valuation Technique	Intex discounted cash flows
Available-for-sale Securities | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	1,332
Valuation Technique	Intex discounted cash flows
Available-for-sale Securities | Third Party Pricing Valuation Technique | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	20,580
Valuation Technique	Third-Party Vendor
Available-for-sale Securities | Minimum | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	156
Available-for-sale Securities | Minimum | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	62
Available-for-sale Securities | Minimum | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	17
Available-for-sale Securities | Minimum | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate	0.00%
Unobservable Input, Annual default rate	0.50%
Unobservable Input, Loss severity	10.00%
Unobservable Input, Delinquencies	0.00%
Unobservable Input, Discount Margin to LIBOR	1.70%
Available-for-sale Securities | Minimum | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate	2.00%
Unobservable Input, Annual default rate	20.00%
Unobservable Input, Loss severity	55.00%
Unobservable Input, Delinquencies	5.00%
Unobservable Input, Discount Margin to LIBOR	4.00%
Available-for-sale Securities | Maximum | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	162
Available-for-sale Securities | Maximum | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	351
Available-for-sale Securities | Maximum | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	725
Available-for-sale Securities | Maximum | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate	25.00%
Unobservable Input, Annual default rate	62.50%
Unobservable Input, Loss severity	80.00%
Unobservable Input, Delinquencies	32.00%
Unobservable Input, Discount Margin to LIBOR	11.00%
Available-for-sale Securities | Maximum | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate	2.00%
Unobservable Input, Annual default rate	90.00%
Unobservable Input, Loss severity	70.00%
Unobservable Input, Delinquencies	30.00%
Unobservable Input, Discount Margin to LIBOR	4.30%
Available-for-sale Securities | Weighted Average | Foreign government
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	160
Available-for-sale Securities | Weighted Average | Public utilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	190
Available-for-sale Securities | Weighted Average | Corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Option adjusted spread	186
Available-for-sale Securities | Weighted Average | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate	0.50%
Unobservable Input, Annual default rate	1.90%
Unobservable Input, Loss severity	44.70%
Unobservable Input, Delinquencies	1.00%
Unobservable Input, Discount Margin to LIBOR	4.90%
Available-for-sale Securities | Weighted Average | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Constant prepayment rate	2.00%
Unobservable Input, Annual default rate	20.00%
Unobservable Input, Loss severity	55.00%
Unobservable Input, Delinquencies	15.00%
Unobservable Input, Discount Margin to LIBOR	4.30%
Derivative Assets | Collateralized debt obligations
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	3,669
Valuation Technique	Discounted cash flow
Unobservable Input, Constant prepayment rate		[1]
Derivative Assets | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	7,914
Valuation Technique	Third-Party Vendor
Unobservable Input, Spread and discount rates		[1]
Derivative liability | Total Return Swap
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	(757)
Valuation Technique	Third-Party Vendor
Unobservable Input, Spread and discount rates		[1]
Reserve at Fair Value | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	14,903,758
Valuation Technique	Discounted cash flow
Unobservable Input, Annuitizations, minimum	0.00%
Unobservable Input, Annuitizations, maximum	25.00%
Unobservable Input, Mortality, minimum	0.00%
Unobservable Input, Mortality, maximum	100.00%
Reserve at Fair Value | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	$ 1,756,137
Valuation Technique	Discounted cash flow
Unobservable Input, Mortality, minimum	0.00%
Unobservable Input, Mortality, maximum	100.00%
Reserve at Fair Value | Minimum | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders	0.00%
Unobservable Input, Withdrawal Benefit Election	0.00%
Reserve at Fair Value | Minimum | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders	0.50%
Reserve at Fair Value | Maximum | MVLO
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders	25.00%
Unobservable Input, Withdrawal Benefit Election	50.00%
Reserve at Fair Value | Maximum | GMWB and GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Surrenders	35.00%

[1]	Management does not have insight into the specific assumptions used. See narrative below for qualitative discussion.